UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies Master Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Investments in Investment Funds
Passive Foreign Investment Companies
Event Driven (0.09% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	731	$99,829

Total Event Driven		99,829

Top Down Alpha (32.10% of Net Assets)
Global Macro
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	7,500	8,697,469
D.E. Shaw Heliant International Fund, L.P. (Bermuda) (1)		11,898,619
MKP Opportunity Offshore, Ltd. (Cayman Islands)	27,946	7,843,525
CTA
ISAM Systematic Class A Fund (Cayman Islands)	65,765	6,204,442
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands)	663	587,409

Total Top Down Alpha		35,231,464

Bottom Up Alpha (47.73% of Net Assets)
Alphabet Offshore Fund, Ltd. (Cayman Islands)	7,000	7,077,448
AQR Delta Offshore Fund LP (Cayman Islands)		10,073,893
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	60,000	6,662,829
D.E. Shaw Composite International Fund (Bermuda) (1)		55,144
Hudson Bay Overseas Fund, Ltd. (United States)	4,748	8,146,538
Millennium International, Ltd. (Cayman Islands)	6,000	6,061,550
Overseas CAP Partners, Inc. (Cayman Islands)	1,241	2,188,410
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	10,898	11,582,281
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	541,289

Total Bottom Up Alpha		52,389,382

Total Investments in Investment Funds (Cost $82,360,720)		87,720,675	79.92%

Investments in Securities
Registered Investment Companies
United States
Exchange Traded Funds (4.95% of Net Assets)
Tactical Credit
Wisdom Tree Emerging Markets Local Debt Fund (1)	103,883	5,434,120

Total Tactical Credit		5,434,120

Total Exchange Traded Funds		5,434,120

Money Market Funds (5.43% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund (1)	5,954,382	5,954,382

Total Money Market Funds		5,954,382

Total United States		11,388,502

Total Registered Investment Companies		11,388,502

Corporate Bonds (1.42% of Net Assets)
United States
Highland Park CDO, Ltd., 0.76%, 11/25/51 (1)(2)	2,439,195	1,561,085

Total United States		1,561,085

Total Corporate Bonds		1,561,085

Sovereign Bonds (1.00% of Net Assets)
Mexico
Republic of Mexico, 6.50%, 06/10/21 (1)(3)	12,950,000	1,101,024

Total Mexico		1,101,024

Total Sovereign Bonds		1,101,024

Total Investments in Securities (Cost $13,687,111)		14,050,611	12.80%

Total Investments (Cost $96,047,831)		$101,771,286	92.72%

All securities are non-income producing unless noted otherwise.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(3)	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

See accompanying notes to Consolidated Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

Futures Contracts Purchased:				Unrealized
	Expiration	Number of	Notional Amount at	Appreciation
Description	Date	Contracts	Value	(Depreciation)
10 Year Australia Commonwealth Treasury Bond	December 2012	21	$2,763,592	$91,581
10 Year Canada Bond	December 2012	28	3,911,111	28,885
10 Year Japan Government Bond	December 2012	3	5,544,348	17,639
10 Year U.S. Treasury Note	December 2012	38	5,072,406	18,519
CAC 40 10 Euro	October 2012	71	3,058,874	(185,919)
CBOE Volatility Index	December 2012	96	1,843,200	(58,069)
CBOE Volatility Index	January 2013	98	2,048,200	(48,825)
CBOE Volatility Index	February 2013	98	2,170,700	(47,175)
CBOE Volatility Index	March 2013	93	2,171,550	(42,859)
Corn *	December 2012	26	983,125	(69,647)
E-Mini S&P 500	December 2012	41	2,940,110	(50,956)
E-Mini S&P MidCap 400	December 2012	21	2,071,650	(79,859)
Euro-Bund	December 2012	23	4,189,690	17,409
FTSE 100 Index	December 2012	35	3,228,465	(84,241)
FTSE/JSE Top 40 Index	December 2012	27	1,032,385	(23,600)
Gasoline RBOB *	November 2012	25	3,066,105	13,454
German Stock Index	December 2012	11	2,557,708	(52,128)
Long Gilt	December 2012	21	4,089,804	(7,228)
MSCI Taiwan Stock Index	October 2012	24	660,960	3,252
OMXS30 Index	October 2012	177	2,897,706	(101,115)
Russell 2000 Mini Index	December 2012	29	2,419,760	(78,823)
Soybean *	November 2012	18	1,440,900	(30,029)
Wheat *	December 2012	23	1,037,875	152

			$61,200,224	$(769,582)

Futures Contracts Sold:				Unrealized
	Expiration	Number of	Notional Amount at	Appreciation
Description	Date	Contracts	Value	(Depreciation)
CBOE Volatility Index	November 2012	346	$(6,245,300)	$233,501
Cocoa *	December 2012	4	(100,640)	(5,654)
Coffee ‘C’ *	December 2012	15	(975,938)	7,671
Copper *	December 2012	15	(1,409,250)	(122,425)
Cotton No. 2 *	December 2012	30	(1,059,750)	34,216
Crude Oil (WTI) *	November 2012	7	(645,330)	30,637
FTSE/MIB Index	December 2012	8	(773,202)	70,831
Hang Seng China Enterprises Index	October 2012	13	(826,311)	(15,776)
Hang Seng Index	October 2012	13	(1,749,948)	(29,165)
Heating Oil *	November 2012	11	(1,459,550)	(154)
ICE Brent Crude *	December 2012	9	(1,004,220)	16,537
ICE Gas Oil *	November 2012	11	(1,071,950)	12,346
ICE Sugar No. 11 (World) *	March 2013	48	(1,097,779)	(43,742)
Lead *	November 2012	16	(912,900)	(91,350)
Lean Hogs *	December 2012	83	(2,448,500)	(117,833)
Natural Gas *	November 2012	21	(697,200)	(95,910)
Primary Aluminium *	November 2012	19	(999,519)	(58,129)
Primary Nickel *	November 2012	9	(996,786)	(123,391)
S&P 60 Index	December 2012	8	(1,140,741)	21,139
SGX S&P CNX NIFTY Index	October 2012	46	(526,516)	(3,844)
Silver *	December 2012	4	(691,540)	(136,358)
SPI 200 Index	December 2012	14	(1,591,322)	6,740
Tokyo Price Index	December 2012	19	(1,789,926)	(20,902)
Zinc *	November 2012	18	(939,375)	(79,482)

			$(31,153,493)	$(510,497)

* These securities are held by Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”).

Equity Swap Agreements:
		Maturity	Notional	Unrealized
Underlying Instrument	Counterparty	Date	Amount at Value	Gain (Loss)
GS-Strangle Index	Goldman Sachs International	9/5/13	$15,176,071	$—

See accompanying notes to Consolidated Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized and issued 900,000 and 109,669, respectively, common shares of beneficial interest (“Common Shares”), which may be issued in more than one class or series.

The Master Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correlation to equity and other “risk” markets. Prior to June 21, 2012, the Master Fund’s investment objective was to generate positive returns regardless of the overall direction of various markets. The Master Fund pursues its investment objective by investing its assets across a variety of investment funds (the “Investment Funds”), individual securities, swaps, futures and/or other derivatives. The Investment Funds are managed by a carefully selected group of investment managers identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and replicated by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated. The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Master Fund may invest up to 25% of its total assets in Salient Alternative Strategies Offshore Fund, Ltd., a wholly-owned subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is controlled by the Master Fund, and is therefore consolidated in the Master Fund’s Consolidated Schedule of Investments. The Subsidiary was formed on June 12, 2012, and has been consolidated since its formation. The Master Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Master Fund” includes both the Master Fund and the Subsidiary.

Under the Master Fund’s organization documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Consolidated Schedule of Investments includes the investments of the Master Fund and the Subsidiary on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has also authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of September 30, 2012.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by an

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter exchange on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that is considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value and are typically categorized as Level 2 in the fair value hierarchy.

•

DERIVATIVES—Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Board. Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. Non exchange-traded derivatives, such as swap contracts, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Equity swap contracts are valued at their last sale price on the over-the-counter market on the valuation date. If no such price is reported by such exchange or over-the-counter market on the valuation date, the Adviser Valuation Committee and/or the Board Valuation Committee will determine the fair value in good faith using information that is available at such time.

•

OTHER—Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Where no value is readily available from an Investment Fund or other security, or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser, will determine, in good faith, the fair value of the Investment Fund or other security.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

All open derivative positions at quarter-end are reflected in the Master Fund’s Consolidated Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives, including the primary underlying risk exposures related to each instrument type.

FUTURES CONTRACTS—The Master Fund invests in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). In general, payments are made by the Master Fund to the broker if total equity falls below the initial margin when marked to the closing price at the end of each day. The underlying securities are not physically delivered. The Master Fund recognizes a gain or loss equal to the daily fluctuations in the value of the underlying security. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. Futures contracts may reduce the Master Fund’s exposure to counterparty risk since futures contracts are exchange-traded; and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

The Commodity Futures Trading Commission (“CFTC”) has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently, registered investment companies may engage in unlimited futures transactions and options thereon, provided that the investment advisor to the company claims an exclusion from regulation as a commodity

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

pool operator. In connection with its management of the Master Fund, the Adviser has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, as of the date of this report, neither the Master Fund nor the Adviser is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Master Fund to continue to claim this exclusion. If a Master Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the Master Fund and the Adviser would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Master Fund to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the Master Fund is uncertain.

SWAP AGREEMENTS—The Master Fund invests in swap agreements to hedge against unfavorable changes in the value of investments and to protect against adverse movements in interest rates or credit performance with counterparties. As of period end, the Master Fund is invested in equity swap agreements. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a “basket” of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. Swap agreements do not typically involve the delivery of securities, other underlying assets or principal. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk. Collateral, in the form of cash, is held in a broker segregated account for swap agreements.

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are currently exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Master Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may require the Adviser to register as a “commodity pool operator,” and the Master Fund and the Adviser would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Master Fund to use swap agreements. As of the date of this report, the potential impact of the new CFTC rules on the Master Fund is uncertain.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of September 30, 2012. These derivatives are presented in the Consolidated Schedule of Investments.

	Assets		Liabilities
	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Futures Contracts	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Futures Contracts
Equity Risk Exposure:
Futures Contracts	$—	$335,463	$—	$923,256
Equity Swap Agreements	—	—	—	—

Commodity Risk Exposure:
Futures Contracts	—	115,013	—	974,104

Interest Rate Risk Exposure:
Futures Contracts	—	174,033	—	7,228

(g) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosures of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Master Fund’s net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the Master Fund’s financial statements disclosures.

(h) FEDERAL INCOME TAX INFORMATION

The Master Fund’s tax cost as of September 30, 2012 was $98,874,281, resulting in accumulated net unrealized appreciation of $2,897,005, consisting of $6,966,088 in gross unrealized appreciation and $4,069,083 in gross unrealized depreciation.

(i) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical assets

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2012, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2	LEVEL 3	Total
		Other Financial				Other Financial
	Investments	Instruments ^	Investments	Investments	Investments	Instruments ^

Investment Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$—	$99,829	$99,829	$—
Top Down Alpha	—	—	14,635,376	20,596,088	35,231,464	—
Bottom Up Alpha	—	—	10,073,893	42,315,489	52,389,382	—
Investment Securities
Registered Investment Companies
Money Market Funds	—	—	5,954,382	—	5,954,382	—
Tactical Credit	5,434,120	—	—	—	5,434,120	—
Corporate Bonds	—	—	1,561,085	—	1,561,085	—
Sovereign Bonds	—	—	1,101,024	—	1,101,024	—
Futures Contracts	—	(1,280,079)	—	—	—	(1,280,079)
Equity Swap Agreements	—	—	—	—	—	—

Total	$5,434,120	$(1,280,079)	$33,325,760	$63,011,406	$101,771,286	$(1,280,079)

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Investments as Investments, such as futures contracts and swap agreements. These financial instruments are generally presented in the Consolidated Schedule of Investments at the unrealized gain or loss on the financial instrument.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurements for investments held as of September 30, 2012:

	Fair Value as of		Liquidity
	September 30,	Valuation	of	Adjustments
	2012	Technique	Investments	To NAV **
Investment Funds
Passive Foreign Investment Companies
Event Driven	$99,829	NAV as Practical Expedient *	N/A	None
Top Down Alpha	20,596,088	NAV as Practical Expedient *	Monthly or Greater	None
Bottom Up Alpha	42,315,489	NAV as Practical Expedient *	Quarterly or Greater	None

Total Investments	$63,011,406

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Adviser Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 1 and 2 as of September 30, 2012, based on levels assigned to investments on June 30, 2012, are included in the table below. The transfer of this investment from Level 1 to Level 2 more appropriately represents the categorization of the investment, which is valued based upon amortized cost.

Transfers from Level 1 to Level 2
Investment Securities
Registered Investment Companies Money Market Funds	$5,954,382

Total	$5,954,382

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of June 30, 2012	Transfers Out	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of September 30, 2012
Passive Foreign Investment Companies
Event Driven	$2,034,266	$—	$—	$(1,925,086)	$(120,160)	$110,809	$99,829
Top Down Alpha	19,656,499	—	—	—	—	939,589	20,596,088
Bottom Up Alpha	48,546,105	—	5,905,000	(6,684,789)	162,830	(5,613,657)	42,315,489

Total Investments	$70,236,870	$—	$5,905,000	$(8,609,875)	$42,670	$(4,563,259)	$63,011,406

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2012, is $(4,603,987).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of September 30, 2012, that may qualify for this valuation approach is shown in the table below.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial investment or an additional investment.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Event Driven (a)	Seek to profit from companies expecting to face major corporate events.	$100	N/A	N/A	N/A
Top Down Alpha (b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	35,232	Monthly - Annually	15-90	up to 5% redemption fee
Bottom Up Alpha (c)	Invest simultaneously in long and short positions across various asset classes.	52,389	Monthly - Quarterly	30-90	0 - 2 years; up to 4% early redemption fee

		$87,721

*

The information summarized in the table above represents the general terms for a majority of the investments in Investment Funds within the specified investment category. Individual Investment Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(a)

This category includes Investment Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Investment Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Investment Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

The following is a summary of the cost, fair value as percentage of net assets, and liquidity provisions for all investments in other Investment Funds constituting greater than 5% of the net assets of the Master Fund as of September 30, 2012:

Passive Foreign Investment Companies:	Fair Value as % of Net Assets	Redemption Frequency	Redemption Restrictions and Terms
Alphabet Offshore Fund, Ltd.	6.45%	Quarterly	None
AQR Delta Offshore Fund LP	9.18%	Monthly	None
Blue Mountain Credit Alternatives Fund, Ltd.	6.07%	Quarterly	None
BTG Pactual Global Emerging Markets, Ltd.	7.92%	Quarterly	None
D.E. Shaw Heliant International Fund, L.P.	10.84%	Monthly	1/12 investor capital
Hudson Bay Overseas Fund, Ltd.	7.42%	Quarterly	0-1 year; 3% redemption fee
ISAM Systematic Class A Fund	5.65%	Monthly	None
Millenium International, Ltd.	5.52%	Quarterly	0-1 year; 4% redemption fee
MKP Opportunity Offshore, Ltd.	7.15%	Monthly	None
Saba Capital Offshore Fund, Ltd.	10.55%	Quarterly	6-15 months lock-up period

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial or an additional investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Alternative Strategies Master Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 27, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 27, 2012